Goodwill and Intangible assets (Tables)	12 Months Ended
Mar. 31, 2026
Goodwill and Intangible Assets Disclosure [Abstract]
Carrying Amount of Goodwill
The following table represents the changes in the carrying amount of goodwill reported in the consolidated balance sheets for the year
s
ended March 31, 2025 and March 31, 2026:

	As of March 31, 2025
	Retail Banking		Wholesale Banking		Treasury Services		Insurance Services		Others		Total
	(In millions)
Balance as of March 31, 2024	Rs.	443,017.5	Rs.	71,617.3	Rs.	—	Rs.	959,080.0	Rs.	155,795.5	Rs.	1,629,510.3
Goodwill on acquisition during the year		—		—		—		—		—		—
Less: Goodwill Derecognized on disposal during the year		—		—		—		—		—		—

Balance as of March 31, 2025	Rs.	443,017.5	Rs.	71,617.3	Rs.	—	Rs.	959,080.0	Rs.	155,795.5	Rs.	1,629,510.3

	As of March 31, 2026
	Retail Banking		Wholesale Banking		Treasury Services		Insurance Services		Others		Total		Total
			(In millions)
Balance as of March 31, 2025	Rs.	443,017.5	Rs.	71,617.3	Rs.	—	Rs.	959,080.0	Rs.	155,795.5	Rs.	1,629,510.3	US$	17,366.6
Goodwill on acquisition during the year		—		—		—		—		—		—		—
Less: Goodwill Derecognized on disposal during the year		—		—		—		—		—		—		—

Balance as of March 31, 2026	Rs.	443,017.5	Rs.	71,617.3	Rs.	—	Rs.	959,080.0	Rs.	155,795.5	Rs.	1,629,510.3	US$	17,366.6

Intangible Assets, Net
Intangible assets, net, consists of the following:

	As of,
	March 31, 2025		March 31, 2026		March 31, 2026
	(Rs. in millions)
Brand	Rs.	742,230.7	Rs.	742,230.7	US$	7,910.4
Investment management contract		369,785.6		369,785.6		3,941.0
Value of business acquired		221,738.5		221,738.5		2,363.2
Distribution network		50,570.8		50,570.8		539.0
Customer relationship		29,874.9		29,874.9		318.4
Transferable development rights		3,117.7		3,117.7		33.2
Other intangible Assets		1,417,318.2		1,417,318.2		15,105.2
Less: Accumulated amortization		46,438.2		67,119.8		715.4

Total intangible assets, net	Rs.	1,370,880.0	Rs.	1,350,198.4	US$	14,389.8

(*)
All the above intangible assets excluding Brand and Investment Management Contract are subject to amortization. Further, intangible assets on the acquisition date included Brand amounting to Rs. 8,527.5 million and Distribution network amounting to Rs. 8,972.4 million pertaining to HDFC Credila Financial Services Limited which is classified as held for sale as on date of acquisition. These have been derecognized following the divestment of stake on March 19, 2024.

Future Amortization of Finite Lived Intangible Assets
At March 31, 2026, the expected future amortization of finite-lived intangible assets is as follows:

	As of March 31, 2026
	(in millions)
Fiscal year ending March 31:
2027	Rs.	17,659.9	US$	188.2
2028		15,925.4		169.7
2029		14,368.8		153.1
2030		13,471.6		143.6
2031		12,731.6		135.7
Thereafter		164,024.8		1,748.1

Total	Rs.	238,182.1	US$	2,538.4